Finance Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance costs.
Interest expense - third party borrowings	$ 72.2	$ 78.7	$ 152.7	$ 172.0
Interest and finance charges for lease liabilities	16.6	18.4	32.2	34.1
Fees on borrowings and financial derivatives	13.5	3.1	15.3	8.0
Interest expense - withholding tax paid on bond interest	8.3	7.1	16.9	7.1
Unwinding of discount on decommissioning liability	2.3	2.2	4.6	4.5
Net foreign exchange loss arising from financing - realized	1.4		7.0	23.3
Net foreign exchange loss arising from financing - unrealized		169.7		1,543.4
Net foreign exchange loss on derivative instruments - realized				20.3
Finance costs	$ 114.3	$ 279.2	$ 228.7	$ 1,812.7